SECURITIZATION DEBT	12 Months Ended
Dec. 31, 2019
SECURITIZATION DEBT..
SECURITIZATION DEBT

14.   SECURITIZATION DEBT

In June 2019, BEST Finance transferred certain lease rental and other financing receivables totaling RMB705,033 (US$102,700) with remaining lease terms ranging from one to four years originating from its finance leasing services business to a securitization vehicle. The securitization vehicle created Xinyuan Leasing Asset Backed Special Plan (the “Plan”) and contemporaneously issued debt securities securitized by the transferred lease rental receivables (“asset-backed securities”) to qualified institution investors on the Shanghai Stock Exchange and raised total proceeds of RMB262,316 (US$37,679) under the Plan , net of issuance costs for the securitization transaction of RMB6,684 (US$974). The Plan consists of three tranches: Series A tranche with a stated interest of 5.5% maturing no later than 2020, Series B tranche with a stated interest of 6.5% maturing no later than 2020 and a subordinated tranche maturing no later than 2023. The Group also provided a guarantee to the Plan to secure the full repayment of the principal and interest of the Series A and B tranches of the Plan issued to external investors.

The Group acts as the servicer of the Plan by providing payment collection services for the underlying lease rental receivables and holds significant variable interests in the Plan through holding all of the subordinated tranche of asset-backed debt securities maturing no later than 2023 and the guarantee provided, from which the Group has the obligation to absorb losses of the Plan that could potentially be significant to the Plan. Accordingly, the Group is considered the primary beneficiary of the Plan and has consolidated the Plan’s assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

As a result of the series of transactions described above, the maturity dates of the Series A and B tranches of the Plan issued to external investors were considered borrowings from external investors. The proceeds from borrowings from external investors is a financing activity and reported as “Proceeds from issuance of asset-backed securities, net of issuance costs” on the consolidated statements of cash flows. Repayments on the borrowings totaled RMB157,417 (US$22,612) during 2019 from external investors were made according to the payment schedule.

As of December 31, 2019, the outstanding borrowings from external investors was RMB104,899 (US$15,068) which is repayable within one year and is included in “Securitization debt” on the consolidated balance sheets. The weighted average effective interest rate for the outstanding securitization debt was 11.36% as of December 31, 2019.